Statutory Reserves and Restricted Net Assets (Details) - Schedule of restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings - CNY (¥)
¥ in Thousands
	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Schedule of restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings [Abstract]
Paid-in capital	¥ 445,288	¥ 645,662
Additional paid-in capital	6,239	113,492
Statutory reserves	3,993	3,118
Retained earnings	1,596,274	1,172,995
Total	¥ 2,051,794	¥ 1,935,267